Leases - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Weighted average remaining lease term, operating leases	1 year 11 months 15 days	2 years 6 months 18 days
Weighted average remaining lease term, finance leases	1 year 25 days	1 year 3 months 7 days
Weighted average discount rate, operating leases	5.37%	5.01%
Weighted average discount rate, finance leases	1.67%	1.57%
Operating cash flows from operating leases	$ (1,630)	$ (2,030)
Operating cash flows from finance leases	(1)	(1)
Financing cash flows for finance leases	(26)	(26)
Leased assets obtained in exchange for new operating lease liabilities	200	1,400
Leased assets obtained in exchange for new finance lease liabilities	0
Disposal, leased assets	$ 600	400
Maximum
Lease, Cost [Abstract]
Leased assets obtained in exchange for new finance lease liabilities		$ 100